Significant Risks and Uncertainties Including Business and Credit Concentrations - Schedule of Revenues and Percentage of Combined Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenue	$ 232.4	$ 227.9	$ 185.4
Vitol Group [Member]
Concentration Risk [Line Items]
Revenue	$ 232.4	$ 227.9	$ 185.4
Vitol Group [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage of total revenue	76.60%	76.20%	72.00%